OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	19,404	—	19,404
Voyage charter revenues	83,058	312,387	395,445
Finance lease interest income	484	—	484
Other income	—	16,350	16,350
Total	102,946	328,737	431,683

Schedule of Contract Assets
As at June 30, 2019 and December 31, 2018, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2019	2018
Voyages in progress	27,746	59,437
Trade accounts receivable	39,240	52,278
Related party receivables	8,539	3,084
Other current assets	3,594	5,359
Total	79,119	120,158